INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	$ 66,431	$ 73,439
Changes
Additions	5,819	7,052
Additions through business combination		1,330
Disposals	(776)	(1,422)
Amortization	(13,709)	(14,066)
Impairment los recognised in profit or loss		(195)
Increase (decrease) in foreign exchange	(1,041)	319
Increase (decrease) though transfers	(670)
Other Increases (decreases)	(74)	89
Decrease through classified as held for sale		(115)
Changes Total	(10,451)	(7,008)
Closing Balance	55,980	66,431
Intangible assets under development [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	2,793	5,076
Changes
Additions	1,099	2,273
Disposals	(7)	(356)
Amortization	0	0
Increase (decrease) in foreign exchange	0	0
Increase (decrease) though transfers	(670)
Other Increases (decreases)	(2,190)	(4,200)
Changes Total	(1,768)	(2,283)
Closing Balance	1,025	2,793
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	21,234	22,323
Changes
Additions	3,298	4,035
Additions through business combination		190
Disposals	(108)	(880)
Amortization	(8,234)	(8,726)
Impairment los recognised in profit or loss		(195)
Increase (decrease) in foreign exchange	(440)	312
Other Increases (decreases)	2,116	4,290
Decrease through classified as held for sale		(115)
Changes Total	(3,368)	(1,089)
Closing Balance	17,866	21,234
Water rights [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	4,999	5,185
Changes
Additions	0	0
Disposals	(661)	(186)
Changes Total	(661)	(186)
Closing Balance	4,338	4,999
Customer relationship [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	19,457	24,015
Changes
Amortization	(4,925)	(4,681)
Increase (decrease) in foreign exchange	(165)	124
Other Increases (decreases)	0	(1)
Changes Total	(5,090)	(4,558)
Closing Balance	14,367	19,457
Others [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	17,948	16,840
Changes
Additions	1,422	744
Additions through business combination		1,140
Disposals	0	0
Amortization	(550)	(659)
Impairment los recognised in profit or loss		0
Increase (decrease) in foreign exchange	(436)	(117)
Other Increases (decreases)	0	0
Changes Total	436	1,108
Closing Balance	$ 18,384	$ 17,948